Financial Instruments (Details 1) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Accounts receivable	$ 37,353	$ 0
Total trade and other receivables, net	37,353	0
Not past due	0	0
Total trade and other receivables, gross	37,353	0
Past due for more than 31 days but no more than 120 days
Past due	37,353	0
Past due for more than 120 days
Past due	$ 0	$ 0